Goodwill and Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangibles
7. Goodwill and Intangibles
From January 1, 2009 until December 31, 2011, we operated our business as one operating segment, orthopaedics products, and based on our single business unit approach to decision-making, planning and resource allocation, we determined that we had only one reporting unit for the purpose of evaluating goodwill for impairment.
During the first quarter of 2012, our management, including our chief executive officer, who is our chief operating decision maker, began managing our operations as two reportable business segments based on the two primary markets that we operate within: Extremities and OrthoRecon. As a result of the change in our reportable segments, we re-evaluated our reporting units for the purpose of evaluating goodwill for impairment and determined that each reportable segment represents a reporting unit.
The goodwill allocated to each reportable segment is based on the estimated relative fair value of each of our goodwill reporting units.
Changes in the carrying amount of goodwill occurring during the year ended December 31, 2011, are as follows (in thousands):

	OrthoRecon	Extremities	Total
Goodwill at December 31, 2010	$24,927	$29,245	$54,172
Goodwill associated with acquisition in 2011 (See Note 3)	—	3,984	3,984
Foreign currency translation	(104)	(132)	(236)
Goodwill at December 31, 2011	$24,823	$33,097	$57,920

The components of our identifiable intangible assets are as follows (in thousands):

	December 31, 2011		December 31, 2010
	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Indefinite life intangibles
IPRD technology	$278		$278
Trademarks	1,658		1,533
Total indefinite life intangibles	1,936		1,811

Definite life intangibles
Distribution channels	21,096	$20,057	20,719	$20,563
Completed technology	10,976	4,416	12,349	6,162
Licenses	5,721	2,478	5,613	2,040
Customer relationships	3,888	1,476	3,888	1,087
Trademarks	1,336	818	1,173	633
Other	3,905	1,882	2,859	1,426
Total definite life intangibles	46,922	$31,127	46,601	$31,911

Total intangibles	48,858		48,412
Less: Accumulated amortization	(31,127)		(31,911)
Intangible assets, net	$17,731		$16,501

Based on the intangible assets held at December 31, 2011, we expect to amortize approximately $2.8 million in 2012, $2.4 million in 2013, $2.2 million in 2014, $2.2 million in 2015, and $2.0 million in 2016.